Related party balances and transactions (Guarantees) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Huaneng Group
Disclosure of transactions between related parties [line items]
Long-term loans guaranteed by related parties	¥ 1,407,338	¥ 2,335,611
Short-term loans guaranteed by related parties		687,470
HIPDC [member]
Disclosure of transactions between related parties [line items]
Long-term loans guaranteed by related parties		¥ 2,014,800